Prospectus Supplement                                               225379-5/05
dated May 20, 2005 to:
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PUTNAM INTERNATIONAL EQUITY FUND

Prospectuses dated October 30, 2004 and October 30, 2004 as revised
April 30, 2005

In the section "Who manages the fund", the information beginning with the second paragraph under the sub-heading "Investment management teams" is replaced with the following:

The following team members coordinate the team's management of the fund's portfolio. Their experience as investment professionals over the last five years is shown. The following table also shows the dollar range of shares of the fund owned by these professionals as of September 30, 2004, including investments by their immediate family members and amounts invested through retirement and deferred compensation plans.


                  Joined                             Positions Over                Dollar Range of
Portfolio Leaders  Fund  Employer                    Past Five Years               Fund Shares Owned
----------------------------------------------------------------------------------------------------
Joshua L. Byrne    2000  Putnam Management           Co-Chief Investment Officer,  Over $100,000
                         1992-Present                International Core Team;
                                                     Previously, Senior Portfolio
                                                     Manager; Portfolio Manager
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Simon Davis        2000  Putnam Management           Co-Chief Investment Officer,  $10,001-$50,000
                         2000-Present                International Core Team;
                                                     Previously, Director,
                                                     International Equity Team;
                                                     Senior Portfolio Manager;
                                                     Portfolio Manager

                         Deutsche Asset Management   Portfolio Manager
                         Prior to Sept. 2000
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                  Joined                             Positions Over                Dollar Range of
Portfolio Member   Fund  Employer                    Past Five Years               Fund Shares Owned
----------------------------------------------------------------------------------------------------
Mark D. Pollard    2004  Putnam Investments Limited  Chief Investment
                         2004-Present                Officer, European Equities    $0

                         Jura Capital LLP            Managing Partner
                         Prior to Aug. 2004

                         Lazard Asset Management     Head of European Equities
                         prior to Feb. 2002

                         Putnam Management           Head of European Equities
                         Prior to June 2000
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